TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.4%
	EQUITY - 56.5%
124,700	Timothy Plan Free Cash Flow ETF(a)	$ 3,106,689
124,700	Timothy Plan Free Cash Flow Growth ETF(a)(b)	3,474,766
86,200	Timothy Plan High Dividend Stock ETF(a)	3,644,536
146,956	Timothy Plan International ETF(a)	5,482,927
91,423	Timothy Plan US Small Cap Core ETF(a)	4,386,677
		20,095,595
	FIXED INCOME - 16.9%
240,000	Timothy Plan Fixed Income ETF(a)	5,994,624

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,646,149)	26,090,219

	OPEN END FUNDS — 25.4%
	EQUITY - 16.5%
327,913	Timothy Plan International Fund, Class A(a)	5,879,476

	FIXED INCOME - 8.9%
351,291	Timothy Plan High Yield Bond Fund, Class A(a)	3,158,104

	TOTAL OPEN END FUNDS (Cost $7,245,916)	9,037,580

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
450,376	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $450,376)	450,376

	TOTAL INVESTMENTS - 100.1% (Cost $29,342,441)	$ 35,578,175
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,759)
	NET ASSETS - 100.0%	$ 35,540,416

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.